S-K 1602(c) Dilution	Oct. 21, 2025 USD ($) $ / shares shares
Without Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.32
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.68
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (143,371)
Net Tangible Book Value Adjusted	$ 172,568,215
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	25,833,071
Without Over Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 176,255,000
Without Over Allotment [Member] | No Redemption [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	150,186
Without Over Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(3,500,000)
Without Over Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(193,600)
Without Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,910,429
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(1,137,857)
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	17,500,000
Without Over Allotment [Member] | No Redemption [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	560,500
Without Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.87
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.13
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (143,371)
Net Tangible Book Value Adjusted	$ 1,068,215
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,333,071
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 176,255,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	150,186
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(193,600)
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (175,000,000)
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,910,429
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(1,137,857)
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	17,500,000
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	560,500
Without Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(17,500,000)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.96
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.04
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (143,371)
Net Tangible Book Value Adjusted	$ 129,693,215
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	21,458,071
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 176,255,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	150,186
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(2,625,000)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(193,600)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (43,750,000)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,910,429
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(1,137,857)
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	17,500,000
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	560,500
Without Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(4,375,000)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.92
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.08
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (143,371)
Net Tangible Book Value Adjusted	$ 86,818,215
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	17,083,071
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 176,255,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	150,186
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(1,750,000)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(193,600)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (87,500,000)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,910,429
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(1,137,857)
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	17,500,000
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	560,500
Without Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(8,750,000)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	6.54
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.46
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (143,371)
Net Tangible Book Value Adjusted	$ 43,943,215
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	12,708,071
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 176,255,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	150,186
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(875,000)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(193,600)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (131,250,000)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,910,429
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(1,137,857)
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	17,500,000
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	560,500
Without Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(13,125,000)
With Over Allotment [Member] | No Redemption [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.31
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.69
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (143,371)
Net Tangible Book Value Adjusted	$ 198,261,815
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	29,625,929
With Over Allotment [Member] | No Redemption [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 202,280,000
With Over Allotment [Member] | No Redemption [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	150,186
With Over Allotment [Member] | No Redemption [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(4,025,000)
With Over Allotment [Member] | No Redemption [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | No Redemption [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,910,429
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	20,125,000
With Over Allotment [Member] | No Redemption [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	590,500
With Over Allotment [Member] | No Redemption [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	9.89
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 0.11
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (143,371)
Net Tangible Book Value Adjusted	$ 1,036,815
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	9,500,929
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 202,280,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	150,186
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (201,250,000)
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,910,429
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	20,125,000
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	590,500
With Over Allotment [Member] | Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(20,125,000)
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	3.94
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 6.06
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (143,371)
Net Tangible Book Value Adjusted	$ 148,955,565
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	24,594,679
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 202,280,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	150,186
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(3,018,750)
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (50,312,500)
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,910,429
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	20,125,000
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	590,500
With Over Allotment [Member] | Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(5,031,250)
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	4.91
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 5.09
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (143,371)
Net Tangible Book Value Adjusted	$ 99,649,315
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	19,563,429
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 202,280,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	150,186
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(2,012,500)
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (100,625,000)
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,910,429
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	20,125,000
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	590,500
With Over Allotment [Member] | Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(10,062,500)
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value Per Share Line Items
Net Tangible Book Value, Pre-transaction, Per Share | $ / shares	$ (0.02)
Net Tangible Book Value Amount of Dilution, Per Share | $ / shares	6.54
Net Tangible Book Value, Adjusted, per Share | $ / shares	$ 3.46
Net Tangible Book Value Line Items
Net Tangible Book Value	$ (143,371)
Net Tangible Book Value Adjusted	$ 50,343,065
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	14,532,179
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Net Proceeds From This Offering And The Sale Of Private Units [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ 202,280,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Offering Costs Accrued For And Paid In Advance Excluded From Tangible Book Value [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	150,186
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Deferred Underwriting Commissions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	(1,006,250)
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Overallotment Liability [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Redemptions [Member]
Net Tangible Book Value Line Items
Net Tangible Book Value Adjusted	$ (150,937,500)
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Outstanding Prior To This Offering [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	8,910,429
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Forfeited If Overallotment Is Not Exercised [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Offered [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	20,125,000
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Private Placement Shares [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	590,500
With Over Allotment [Member] | Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Redeemed [Member]
Number Of Shares Used Line Items
Number of Shares Used Adjustment | shares	(15,093,750)